Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
RidgeWorth Seix High Yield Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SEIX HIGH YIELD FUND Summary Section A Shares, R Shares and I Shares
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Seix High Yield Fund (the “Fund”) seeks high income and,
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 75 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	72.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 75 of the Fund's prospectus and Rights of Accumulation on page 73 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund's investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. Equity securities may be obtained through a restructuring of a debt security held in the Fund and may also be retained in the Fund.

These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either the Merrill Composite Rating or unrated securities that the Fund's Subadviser, Seix Investment Advisors LLC ("Seix" or the "Subadviser"), believes are of comparable quality. Such securities are commonly known as "junk bonds" and present greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities.

The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund's sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market and attempts to identify lower-rated, higher yielding bonds offering above-average total return. Additionally, the Subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Subadviser seeks to identify securities that generally meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

			In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as "junk bonds", including those bonds rated lower than "BBB-" by Standard & Poor's Financial Services LLC and Fitch, Inc. or "Baa3" by Moody's Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative.

These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities.

Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund's initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed.

Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Fund's ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser's ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund's income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund's exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

			U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the I Shares of the Seix High Yield Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Shares performance shown below prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses. The performance of the predecessor fund’s I Shares has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, the performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

			The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-888-784-3863
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.ridgeworth.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
11.39%	-14.52%
(6/30/2009)	(12/31/2008)

Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Seix High Yield Fund | A Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees		rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.87%
1 year		rr_ExpenseExampleYear01	$ 560
3 years		rr_ExpenseExampleYear03	739
5 years		rr_ExpenseExampleYear05	934
10 years		rr_ExpenseExampleYear10	1,497
1 year		rr_ExpenseExampleNoRedemptionYear01	560
3 years		rr_ExpenseExampleNoRedemptionYear03	739
5 years		rr_ExpenseExampleNoRedemptionYear05	934
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,497
1 Year		rr_AverageAnnualReturnYear01	(2.77%)
5 Years		rr_AverageAnnualReturnYear05	6.86%
10 Years		rr_AverageAnnualReturnYear10	5.39%
RidgeWorth Seix High Yield Fund | R Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.04%
1 year		rr_ExpenseExampleYear01	$ 106
3 years		rr_ExpenseExampleYear03	331
5 years		rr_ExpenseExampleYear05	574
10 years		rr_ExpenseExampleYear10	1,271
1 year		rr_ExpenseExampleNoRedemptionYear01	106
3 years		rr_ExpenseExampleNoRedemptionYear03	331
5 years		rr_ExpenseExampleNoRedemptionYear05	574
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,271
1 Year		rr_AverageAnnualReturnYear01	1.88%
5 Years		rr_AverageAnnualReturnYear05	7.53%
10 Years		rr_AverageAnnualReturnYear10	5.29%
RidgeWorth Seix High Yield Fund | I Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.58%
1 year		rr_ExpenseExampleYear01	$ 59
3 years		rr_ExpenseExampleYear03	186
5 years		rr_ExpenseExampleYear05	324
10 years		rr_ExpenseExampleYear10	726
1 year		rr_ExpenseExampleNoRedemptionYear01	59
3 years		rr_ExpenseExampleNoRedemptionYear03	186
5 years		rr_ExpenseExampleNoRedemptionYear05	324
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 726
2005	[1]	rr_AnnualReturn2005	2.63%
2006	[1]	rr_AnnualReturn2006	7.00%
2007	[1]	rr_AnnualReturn2007	2.49%
2008	[1]	rr_AnnualReturn2008	(20.23%)
2009	[1]	rr_AnnualReturn2009	35.70%
2010	[1]	rr_AnnualReturn2010	14.93%
2011	[1]	rr_AnnualReturn2011	3.05%
2012	[1]	rr_AnnualReturn2012	15.25%
2013	[1]	rr_AnnualReturn2013	5.83%
2014	[1]	rr_AnnualReturn2014	2.38%
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's total return for the six months ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.74%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.39%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(14.52%)
1 Year		rr_AverageAnnualReturnYear01	2.38%
5 Years		rr_AverageAnnualReturnYear05	8.14%
10 Years		rr_AverageAnnualReturnYear10	6.06%
RidgeWorth Seix High Yield Fund | Return After Taxes on Distributions | I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.72%)
5 Years		rr_AverageAnnualReturnYear05	4.68%
10 Years		rr_AverageAnnualReturnYear10	2.94%
RidgeWorth Seix High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.46%
5 Years		rr_AverageAnnualReturnYear05	5.09%
10 Years		rr_AverageAnnualReturnYear10	3.48%
RidgeWorth Seix High Yield Fund | Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.49%
5 Years		rr_AverageAnnualReturnYear05	8.71%
10 Years		rr_AverageAnnualReturnYear10	7.08%

[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2015 was 2.74%.